INVENTORIES	12 Months Ended
Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	INVENTORIES

In millions	December 31, 2020	December 31, 2019
Finished goods	$1,503	$1,799
Work in process	515	568
Raw materials	251	381
Supplies	124	149
Total inventories	$2,393	$2,897